WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 80.0%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 3.7%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$502,890
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,570,017
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,855,654
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,312,456
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	355,363
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	507,875
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	479,162
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	322,272
AT&T Inc., Senior Notes	3.300%	2/1/52	620,000	478,093
AT&T Inc., Senior Notes	3.500%	9/15/53	12,735,000	10,286,586
AT&T Inc., Senior Notes	3.550%	9/15/55	12,188,000	9,780,017
AT&T Inc., Senior Notes	3.800%	12/1/57	290,000	239,761
AT&T Inc., Senior Notes	3.650%	9/15/59	2,548,000	2,044,409
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,085,264
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	379,666
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	145,638
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	327,722
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	527,531
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	354,920
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	647,134
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	1,808,056
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,840,031
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	3,204,853
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	450,987
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,442,509
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,415,528
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	181,662
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	90,456
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,000,000	2,093,478
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	4,592,807
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	2,723,134
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	405,655

Total Diversified Telecommunication Services				55,451,586

Entertainment - 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	320,000	310,974	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	410,000	393,091	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,712,136	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - (continued)
Magallanes Inc., Senior Notes	5.050%	3/15/42	$130,000	$117,685	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,640,235	(a)

Total Entertainment				4,174,121

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	1.100%	8/15/30	450,000	378,704
Alphabet Inc., Senior Notes	2.050%	8/15/50	710,000	499,584

Total Interactive Media & Services				878,288

Media - 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	60,000	60,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	613,165
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	678,171
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,993,809
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	508,117
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	127,747
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	4,321,473
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	216,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	413,888
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	837,129
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	4,600,000	4,473,410

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	$2,910,000	$2,568,937
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	12,880,000	11,101,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	447,129
Comcast Corp., Senior Notes	3.950%	10/15/25	1,660,000	1,694,998
Comcast Corp., Senior Notes	3.300%	4/1/27	500,000	494,855
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,249,175
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	271,535
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,386,398
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	302,619
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	128,575
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	1,355,318
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	851,769
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,200,282
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,521,530	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,969,957	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,048,479
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	285,818
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,908,809
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	149,456
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,305,955
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	46,675

Total Media				50,533,711

Wireless Telecommunication Services - 1.2%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	98,864
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	11,372,000	10,947,262
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	540,000	469,338
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	2,820,000	2,344,117
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	254,185
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,720,000	1,352,937
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	780,000	599,070
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	1,895,000	1,901,489

Total Wireless Telecommunication Services				17,967,262

TOTAL COMMUNICATION SERVICES				129,004,968

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.5%
General Motors Co., Senior Notes	6.600%	4/1/36	$350,000	$378,866
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	205,289
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,016,293
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	909,527
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	256,126
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,063,612	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,120,539	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,908,918	(a)

Total Automobiles				7,859,170

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,110,000	1,065,556
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,538,357
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	666,979
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	468,669
McDonald’s Corp., Senior Notes	3.500%	7/1/27	280,000	277,603
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	51,163
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	4,678,476
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	461,515
Sands China Ltd., Senior Notes	2.550%	3/8/27	950,000	747,162	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	883,230
Sands China Ltd., Senior Notes	3.100%	3/8/29	570,000	423,559	(a)

Total Hotels, Restaurants & Leisure				14,262,269

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	4.100%	4/1/23	864,000	864,147

Internet & Direct Marketing Retail - 2.2%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,060,000	2,058,452
Amazon.com Inc., Senior Notes	1.200%	6/3/27	260,000	234,632
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	495,197
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,020,000	4,992,623
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,332,093
Amazon.com Inc., Senior Notes	3.600%	4/13/32	18,260,000	18,095,073
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	502,981
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	494,992
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,480,000	4,093,257
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	119,580
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,145,295

Total Internet & Direct Marketing Retail				33,564,175

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	$1,050,000	$929,458
Home Depot Inc., Senior Notes	3.350%	4/15/50	4,590,000	3,899,098
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	716,849
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,217,883

Total Specialty Retail				6,763,288

Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc., Senior Notes	3.375%	3/27/50	5,490,000	4,858,640

TOTAL CONSUMER DISCRETIONARY				68,171,689

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,643,963
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,464,502
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	645,411
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	260,434
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	387,988
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,250,000	1,192,562
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	8,070,000	8,767,912
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	524,427
Coca-Cola Co., Senior Notes	3.375%	3/25/27	2,750,000	2,769,824
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	105,522
Coca-Cola Co., Senior Notes	2.600%	6/1/50	2,020,000	1,556,235
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	350,000	353,023
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	495,301

Total Beverages				20,167,104

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	344,446
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,057,946
Walmart Inc., Senior Notes	1.500%	9/22/28	360,000	321,247
Walmart Inc., Senior Notes	1.800%	9/22/31	180,000	156,476

Total Food & Staples Retailing				1,880,115

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$200,000	$202,058
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,900,198	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	320,000	319,573	(a)

Total Food Products				2,421,829

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	88,330

Tobacco - 1.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	126,888
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	44,003
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	678,286
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	766,173
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,000,000	6,746,400
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,180,000	15,261,440
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	364,599	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	370,783
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	931,509
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,807,941

Total Tobacco				29,098,022

TOTAL CONSUMER STAPLES				53,655,400

ENERGY - 11.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	37,000	37,390

Oil, Gas & Consumable Fuels - 11.2%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	193,573
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,868,640
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	111,655
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	11,950,000	9,255,019
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	495,227
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	3,148,396	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,190,297	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	1,990,000	1,978,923
Chevron Corp., Senior Notes	3.078%	5/11/50	1,920,000	1,610,426
Chevron USA Inc., Senior Notes	3.850%	1/15/28	220,000	223,972
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	147,467
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	312,387	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,649,626
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	329,358	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,715,227	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,564,691	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	$1,450,000	$1,542,364
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	345,504
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,511,153
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	719,682
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	780,885
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,957,440
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	817,197
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	8,209,141
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,847,626
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	192,857
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	563,341
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,830,294
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	36,684
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	590,520
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,894,327
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	676,780
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,719,853
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	422,222
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	3,120,704
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	307,494
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	97,302
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	172,571
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,957,376
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,450,000	2,093,366	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	4,550,000	4,660,568
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,200,024
EOG Resources Inc., Senior Notes	4.950%	4/15/50	7,880,000	8,704,263
EQT Corp., Senior Notes	7.500%	2/1/30	5,000,000	5,563,000
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,299,259
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	617,099
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,468,187

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	$2,060,000	$1,997,456
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	60,043
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,150,000	5,338,553
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	10,708,765	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,283,745
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	201,815
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	545,410
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	202,977
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	276,245
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	394,512
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	509,695
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,752,992
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,462,500
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	193,500
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,208,149
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	720,180
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	242,624
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	224,000
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	857,152
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,906,395
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	394,229
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,438,285	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,115,260
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,646,840
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,938,285	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,058,356
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	784,399
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	474,510
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	554,583
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,310,644
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	505,270	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,009,948
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,496,409
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	836,508
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,059,325	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,351,432	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,902,609

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	$530,000	$491,158
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	2,268,282
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	1,380,000	1,351,193
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	296,145
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	2,680,000	2,565,591
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	400,000	356,192
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	150,000	148,664	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,836,601
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	360,468
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,430,833

Total Oil, Gas & Consumable Fuels				166,782,694

TOTAL ENERGY				166,820,084

FINANCIALS - 20.4%
Banks - 13.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,874,801	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	3,012,539	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,406,268
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	782,464	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,007,701
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,731,153	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	3,750,000	3,219,400	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	527,595	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	9,380,000	8,184,844	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	330,000	293,100	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	572,964	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	$500,000	$485,148	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	3,470,000	3,197,020	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,532,232	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,023,299
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	944,720
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	95,490	(b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,450,000	4,201,312	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,009,475	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	6,703,579	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	877,196	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,015,862	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,448,781	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	1,700,000	1,698,111	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,206,945	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,546,493	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	3,019,948	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	3,012,700
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	980,164
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,583,107	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	244,658	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,338,756
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	659,703
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	3,855,883
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	14,744,680
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	373,808
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	641,390
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,766,050

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	$3,060,000	$2,987,158
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,975,174	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,798,486	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	200,891	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,440,000	2,316,687	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,943,665	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,860,000	1,844,387	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	2,793,370	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,810,000	1,818,358
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,363,904
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	197,977	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	880,805
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,001,776
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	5,920,000	5,655,228	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	900,997	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	269,731	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,819,156	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	161,774	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,512,993	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	27,080,000	23,643,895	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	996,233	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	380,000	338,919	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	2,500,000	2,296,722	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	$570,000	$566,950	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,338,226
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	866,248
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	536,098	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,187,022
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	469,873
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	201,965	(b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,049,207	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	863,776
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	885,751	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	300,495	(a)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	9,518	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	3,920,000	3,217,555	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	120,050	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	10,020,000	10,518,585	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	401,410
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	621,711
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,519,880
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,754,912
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	921,726

Total Banks				205,888,583

Capital Markets - 5.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	276,950
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	548,872
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,380,000	1,374,550
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	11,833,036	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	345,695
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	5,007,612
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,735,533

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	$1,980,000	$1,542,884	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	993,988	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	345,675	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,348,642
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,803,491
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,041,771
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	493,421	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,331,927	(b)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	3,998,240	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	17,900,000	20,687,727	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,450,024	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	13,964,782	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,685,132	(a)(b)

Total Capital Markets				75,809,952

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	995,721
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,298,070
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	992,224
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	582,825
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	502,988	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	403,598	(a)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	444,035	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	361,853	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
Vanguard Group Inc.	3.050%	8/22/50	$8,550,000	$6,483,311	(c)(d)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,559,701

Total Diversified Financial Services				13,624,326

Insurance - 0.6%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	348,091
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	467,111
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	901,729	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	7,377,986	(a)

Total Insurance				9,094,917

TOTAL FINANCIALS				304,417,778

HEALTH CARE - 9.9%
Biotechnology - 3.2%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	6,887,197
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,182,366
AbbVie Inc., Senior Notes	3.800%	3/15/25	1,350,000	1,365,842
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,088,130
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,411,172
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,855,011
AbbVie Inc., Senior Notes	4.050%	11/21/39	6,460,000	6,024,569
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,090,000	1,107,319
AbbVie Inc., Senior Notes	4.250%	11/21/49	7,855,000	7,369,384
Amgen Inc., Senior Notes	3.625%	5/22/24	710,000	718,686
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	304,017
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,213,580
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	404,341
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,692,579
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	660,000	647,157	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	450,000	429,944	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	710,000	679,956	(a)

Total Biotechnology				48,381,250

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,617,784
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,920,131
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	6,754,198

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	$3,068,000	$3,078,796
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	392,831
Medtronic Inc., Senior Notes	3.500%	3/15/25	218,000	221,035

Total Health Care Equipment & Supplies				15,984,775

Health Care Providers & Services - 4.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,972,956
Anthem Inc., Senior Notes	4.100%	5/15/32	4,100,000	4,103,887
Cigna Corp., Senior Notes	3.750%	7/15/23	475,000	479,913
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	285,094
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	711,353
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	1,703,917
Cigna Corp., Senior Notes	4.900%	12/15/48	6,830,000	6,828,576
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	443,807
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	496,543
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,110,438
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,650,000	4,746,137
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	227,163
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	170,739
Humana Inc., Senior Notes	3.950%	3/15/27	2,130,000	2,128,040
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,320,149
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,823,053
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,524,878
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,008,272
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	70,127
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	170,000	172,317
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	7,256,547
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,320,405
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,197,939
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	127,703
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,026,852
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	698,770
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	5,580,000	4,359,823
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	3,493,078
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	90,000	68,820

Total Health Care Providers & Services				58,877,296

Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,545,841
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	883,000	883,506
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,732,869

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	$2,000,000	$1,973,099
Johnson & Johnson, Senior Notes	0.950%	9/1/27	1,110,000	995,308
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	130,158
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,856,561
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,220,000	10,450,264
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,425,924
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,221,450

Total Pharmaceuticals				24,214,980

TOTAL HEALTH CARE				147,458,301

INDUSTRIALS - 7.2%
Aerospace & Defense - 5.3%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,268,632
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	480,343
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	1,971,129
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	476,741
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	577,095
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,751,802
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	1,861,088
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,502,194
Boeing Co., Senior Notes	5.705%	5/1/40	1,500,000	1,480,953
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	637,977
Boeing Co., Senior Notes	5.805%	5/1/50	3,950,000	3,894,194
Boeing Co., Senior Notes	5.930%	5/1/60	12,410,000	12,160,864
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	79,356
General Dynamics Corp., Senior Notes	4.250%	4/1/50	5,640,000	5,655,963
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	970,388
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,380,000	2,395,331
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,163,360
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	20,080,000	19,802,625
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	4,772,673
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	3,750,000	4,113,882
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,385,751
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	112,020
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	2,950,000	2,370,475

Total Aerospace & Defense				78,884,836

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	$1,500,000	$1,456,875
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	149,731	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	149,907	(a)

Total Airlines				1,756,513

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	672,874
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	95,705
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	48,205

Total Building Products				816,784

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	4.750%	5/15/23	164,000	166,294
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	29,522

Total Commercial Services & Supplies				195,816

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,276,198

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	2.375%	8/26/29	500,000	458,392
3M Co., Senior Notes	3.050%	4/15/30	540,000	516,126
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	3,959,528

Total Industrial Conglomerates				4,934,046

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	3,780,000	3,561,253
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	240,053

Total Machinery				3,801,306

Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	252,724
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	872,300
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	554,895
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,829,628
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,602,970
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,404,103

Total Road & Rail				7,516,620

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	533,532

Transportation Infrastructure - 0.4%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,694,898	(a)

TOTAL INDUSTRIALS				107,410,549

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 5.4%
IT Services - 2.0%
Mastercard Inc., Senior Notes	3.950%	2/26/48	$10,480,000	$9,991,781
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,260,000	7,759,656
Visa Inc., Senior Notes	2.700%	4/15/40	10,120,000	8,505,692
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	2,518,690

Total IT Services				28,775,819

Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,811,474
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	673,603
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	964,738	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	72,270	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	907,870	(a)
Intel Corp., Senior Notes	1.600%	8/12/28	1,500,000	1,343,720
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	2,035,448
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	649,420
NVIDIA Corp., Senior Notes	3.500%	4/1/50	5,400,000	4,824,935
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,900,541
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	2,921,325
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	648,191
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,511,569

Total Semiconductors & Semiconductor Equipment				21,265,104

Software - 1.5%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	415,415
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,004,485
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	349,429
Oracle Corp., Senior Notes	2.875%	3/25/31	5,890,000	5,017,844
Workday Inc., Senior Notes	3.500%	4/1/27	2,590,000	2,544,115
Workday Inc., Senior Notes	3.700%	4/1/29	4,460,000	4,286,316
Workday Inc., Senior Notes	3.800%	4/1/32	5,450,000	5,130,258

Total Software				22,747,862

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	800,000	779,770
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	6,253,134

Total Technology Hardware, Storage & Peripherals				7,032,904

TOTAL INFORMATION TECHNOLOGY				79,821,689

MATERIALS - 3.0%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	724,820	(a)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 2.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	$280,000	$279,470	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,524,924	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	6,300,000	6,500,874
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,088,073
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,100,322
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,910,000	3,851,115
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	493,808	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,707,831
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	824,477
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,964,903

Total Metals & Mining				30,335,797

Paper & Forest Products - 0.9%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	6,841,575	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	7,083,063

Total Paper & Forest Products				13,924,638

TOTAL MATERIALS				44,985,255

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,880,104	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	330,881	(a)

TOTAL REAL ESTATE				2,210,985

UTILITIES - 6.0%
Electric Utilities - 6.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,091,858	(a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	560,319
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	9,960,000	9,898,895
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	21,390,721
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	13,220,000	12,300,020
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	3,485,501
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,402,254

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	$580,000	$407,973
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	17,710,000	18,263,437	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	19,750,000	19,598,024	(a)

TOTAL UTILITIES				89,399,002

TOTAL CORPORATE BONDS & NOTES (Cost - $1,322,675,547)				1,193,355,700

SOVEREIGN BONDS - 9.3%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	2,897,497

Colombia - 2.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	10,556,537
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	19,829,287

Total Colombia				30,385,824

Indonesia - 1.8%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	29,150,000	27,360,515

Israel - 0.7%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	6,489,956
State of Israel, Senior Notes	3.375%	1/15/50	4,000,000	3,444,780

Total Israel				9,934,736

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	3,909,657	(a)

Mexico - 3.2%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	48,004,688

Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	6,648,677
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	3,355,904

Total Panama				10,004,581

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Russia - 0.0%††
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	$1,200,000	$294,600	*(e)(f)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	3,000,000	3,135,331
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,132,116

Total Uruguay				5,267,447

TOTAL SOVEREIGN BONDS (Cost - $157,770,261)				138,059,545

ASSET-BACKED SECURITIES - 4.9%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.063%	4/20/31	2,530,000	2,482,694	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	2.243%	1/20/32	1,000,000	985,500	(a)(b)(g)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	2.304%	4/15/34	9,440,000	9,246,972	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	2.063%	4/20/31	3,000,000	2,943,566	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	2.794%	1/15/31	500,000	474,665	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.275%	7/27/31	1,983,666	1,957,603	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.763%	4/20/29	3,000,000	2,910,210	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.894%	10/15/31	1,160,000	1,156,337	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.108%	4/23/29	2,873,280	2,855,315	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	2.084%	4/15/34	2,390,000	2,314,692	(a)(b)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	2.578%	5/20/34	5,740,000	5,574,364	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	2.349%	10/29/29	1,213,503	1,206,346	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.054%	4/15/31	4,000,000	3,930,000	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	2.413%	1/20/33	660,000	647,134	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	2.736%	11/30/32	700,000	693,700	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	$1,500,000	$1,320,000	(a)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	2.364%	1/15/32	870,000	856,680	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	2.253%	1/20/31	2,250,000	2,230,812	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.663%	10/20/30	2,680,000	2,606,363	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	2.411%	2/14/31	10,940,000	10,684,738	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.863%	4/20/32	2,790,000	2,758,285	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	2.143%	7/20/34	4,680,000	4,537,887	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	2.103%	4/20/34	1,530,000	1,482,158	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.194%	10/15/31	2,300,000	2,266,650	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	2.314%	7/24/32	2,610,000	2,565,471	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	2.404%	10/24/34	2,490,000	2,429,145	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.534%	7/15/32	510,000	503,592	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $75,222,343)				73,620,879

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	977,487	(h)
U.S. Treasury Bonds	1.625%	11/15/50	610,000	435,935

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,570,126)				1,413,422

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,557,238,277)				1,406,449,546

SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENTS - 0.3%
Bank of America Corp. repurchase agreement dated 5/31/22; Proceeds at maturity - $5,000,107; (Fully collateralized by U.S. government agency obligations, 0.125% due 8/31/2023; Market value - $5,000,000) (Cost - $5,000,000)	0.770%	6/1/22	5,000,000	5,000,000

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.3%
BNY Mellon Cash Reserve Fund (Cost - $3,820,940)	0.150%	3,820,940	$3,820,940

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,820,940)			8,820,940

TOTAL INVESTMENTS - 94.9% (Cost - $1,566,059,217)			1,415,270,486
Other Assets in Excess of Liabilities - 5.1%			76,733,668

TOTAL NET ASSETS - 100.0%			$1,492,004,154

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	The coupon payment on this security is currently in default as of May 31, 2022.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2022, the total market value of investments in Affiliated Companies was $985,500 and the cost was $1,000,000 (Note 2).

(h)	All or a portion of this security is held at the broker as collateral for open swap contracts.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	23

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

At May 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	61	9/22	$7,834,965	$7,837,547	$2,582

Contracts to Sell:
U.S. Treasury 2-Year Notes	148	9/22	31,168,775	31,243,031	(74,256)
U.S. Treasury 5-Year Notes	487	9/22	55,217,557	55,008,175	209,382
U.S. Treasury 10-Year Notes	2,601	9/22	309,606,840	310,697,591	(1,090,751)
U.S. Treasury Long-Term Bonds	3,948	9/22	551,574,154	550,499,250	1,074,904
U.S. Treasury Ultra Long-Term Bonds	690	9/22	109,592,558	107,467,500	2,125,058

					2,244,337

Net unrealized appreciation on open futures contracts					$2,246,919

At May 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$63,865,000	11/30/24	0.250% semi-annually	3-Month LIBOR quarterly	$19,100	$4,049,337

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$1,422,030,000	6/20/27	1.000% quarterly	$13,490,799	$18,921,683	$(5,430,884)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

26

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

27

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$297,934,467	$6,483,311	$304,417,778
Other Corporate Bonds & Notes	—	888,937,922	—	888,937,922
Sovereign Bonds	—	138,059,545	—	138,059,545
Asset-Backed Securities	—	73,620,879	—	73,620,879
U.S. Government & Agency Obligations	—	1,413,422	—	1,413,422

Total Long-Term Investments	—	1,399,966,235	6,483,311	1,406,449,546

Short-Term Investments†:
Repurchase Agreements	—	5,000,000	—	5,000,000
Overnight Deposits	—	3,820,940	—	3,820,940

Total Short-Term Investments	—	8,820,940	—	8,820,940

Total Investments	—	$1,408,787,175	$6,483,311	$1,415,270,486

Other Financial Instruments:
Futures Contracts††	$3,411,926	—	—	$3,411,926
Centrally Cleared Interest Rate Swaps††	—	$4,049,337	—	4,049,337

Total Other Financial Instruments	$3,411,926	$4,049,337	—	$7,461,263

Total	$3,411,926	$1,412,836,512	$6,483,311	$1,422,731,749

28

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,165,007	—	—	$1,165,007
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$5,430,884	—	5,430,884

Total	$1,165,007	$5,430,884	—	$6,595,891

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2022. The following transactions were effected in such company for the period ended May 31, 2022.

	Affiliate
	Value at	Purchased		Sold
	February 28, 2022	Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$1,000,494	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2022
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$4,608	$(14,994)	$985,500

29